DESCRIPTION OF THE PLAN (Details Narrative) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
Employee Benefit Plan Participant Loan Basis Spread Interest Rate	1.00%
EBP Hardship Withdrawal Percentage	100.00%
EBP, Forfeited Nonvested Account	$ 141,674	$ 123,792
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	$ 123,967
Minimum [Member]
EBP, Description of Plan [Line Items]
EBP Note Receivable From Participant General Loan Borrowing Term	1 year
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%	4.25%
Maximum [Member]
EBP, Description of Plan [Line Items]
EBP Note Receivable From Participant General Loan Borrowing Term	5 years
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%	9.50%
EBP Employer Contribution Vesting Tranche One [Member]
EBP, Description of Plan [Line Items]
EBP Employer Contribution Vesting Percentage	50.00%
EBP Employer Contribution Vesting Service Period	2 years
EBP Employer Contribution Vesting Tranche Two [Member]
EBP, Description of Plan [Line Items]
EBP Employer Contribution Vesting Percentage	100.00%
EBP Employer Contribution Vesting Service Period	3 years
Retirement, Disablity or Death [Member]
EBP, Description of Plan [Line Items]
EBP Vesting Percentage	100.00%